CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Rights (Details) - Vessel - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 152.0	$ 61.9	$ 0.0
Within one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	88.6	37.8	0.0
Between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	38.3	24.1	0.0
Falling due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 25.1	$ 0.0	$ 0.0